Statements of Stockholders' Equity (Deficit) - USD ($)	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Notes Receivable from Stockholders [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2013	$ (250,604)	$ 52	$ 11,114	$ (4,496)		$ (257,274)
Balance (in shares) at Dec. 31, 2013		5,200,000
Repurchase of common stock	(2)	$ (2)	(1,998)	1,998
Repurchase of common stock (in shares)		(200,000)
Issuance of performance based common stock		$ 10	(10)
Issuance of performance based common stock (in shares)		1,000,000
Employee stock-based compensation	3,760		3,760
Forgiveness of note receivable in consideration of services rendered	2,498			$ 2,498
Net loss	(21,884,183)					(21,884,183)
Balance at Dec. 31, 2014	(22,128,531)	$ 60	12,866			(22,141,457)
Balance (in shares) at Dec. 31, 2014		6,000,000
Repurchase of common stock	(38)	$ (38)
Repurchase of common stock (in shares)		(3,802,859)
Employee stock-based compensation	2,205,676	$ 3	2,205,673
Employee stock-based compensation (in shares)		318,708
Issuance of common stock to consultant	28,760		28,760
Issuance of common stock to consultant (in shares)		4,882
Conversion of debt to equity	456,412	$ 1	456,411
Conversion of debt to equity (in shares)		57,046
Issuances of common stock to related party	29,247,711	$ 36	29,247,675
Issuances of common stock to related party (in shares)		3,655,964
Initial public offering, net of issuance costs	22,326,366	$ 35	22,326,331
Initial public offering, net of issuance costs (in shares)		3,450,000
Unrealized gain (loss) on investments	(7,370)				$ (7,370)
Net loss	(23,403,988)					(23,403,988)
Balance at Dec. 31, 2015	$ 8,724,998	$ 97	$ 54,277,716		$ (7,370)	$ (45,545,445)
Balance (in shares) at Dec. 31, 2015		9,683,741